Lease Liabilities	12 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
Lease Liabilities
17.	LEASE LIABILITIES

(a)	Amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to leases:

	2020	2019
	$	$
Right-of-use assets
Right of use-of-assets	397,945	-

Lease Liabilities
Lease liabilities - Current	240,915	-
Lease liabilities – Non-Current	188,621	-
Total	429,536	-

(b)	Amounts recognized in the statement of profit or loss

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2020	2019
	$	$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	200,785	-

Interest expense (included in general and administrative expenses)	37,375	-

During the financial year ended June 30, 2020, the total cash outflow was $221,282.

(c)	The group’s leasing activities and how these leases are accounted for

The Company has adopted IFRS 16 Leases during the year ended June 30, 2020 using the modified retrospective approach. The modified approach does not require restatement of comparative periods. Instead the cumulative impact of applying IFRS 16 is accounted for as an adjustment to equity at the start of the current accounting period in which it is first applied, known as the ‘date of initial application’. Refer to Note 2(a)(v) for the impact on adoption.

For any new contracts entered into on or after July 1, 2019, the Company considers whether a contract is, or contains a lease. A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’. To apply this definition the Company assesses whether the contract meets three key evaluations which are whether:

●	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Company,

●	the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract,

●	the Company has the right to direct the use of the identified asset throughout the period of use. The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable,

●	amounts expected to be payable by the lessee under residual value guarantees,

●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and

●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Company’s incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability,

●	any lease payments made at or before the commencement date, less any lease incentives received,

●	any initial direct costs, and

●	restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

(d) COVID-19 Impact on Leases

On June 25, 2020, the Company obtained a rent concession for its leased premises. The terms of the concession are as follows:

●	15% waiver for the period April 1 through to September 30, 2020.

●	15% deferral for the period April 1 through to September 30, 2020.

●	70% due and payable on the first of each month in line with the lease.

●	No interest on deferred payment.

●	No increase of rent during the period April 1 through to September 30, 2020.

●	The lease has been extended by 6 months from September 1, 2021 to February 28, 2022.

The above were treated as lease modification and adjustments were made to the right-of-use assets and corresponding current and non-current liabilities for the year ended June 30, 2020 have been according to the amendments issued by the IASB towards IFRS 16. The net impact of the variation resulted in an increase on the right -of-use assets balance amounted to A$88,103 and non-current liabilities increased by A$94,626.